Form N-CSR Cover	6 Months Ended
Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Money Market Portfolios
Entity Central Index Key	0000890089
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024